DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
DEPOSITS AND OBLIGATIONS [Abstract]
Schedule of detailed information of deposits and obligations
a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Demand deposits	58,629,661	54,530,355
Saving deposits	56,945,262	50,069,129
Time deposits (c)	28,668,120	28,121,094
Severance indemnity deposits	4,017,065	7,736,747
Bank’s negotiable certificates	1,327,690	1,202,996
Total	149,587,798	141,660,321
Interest payable	753,064	705,181
Total	150,340,862	142,365,502

Schedule of detailed information of non-interest bearing and interest-bearing deposits and obligations
b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2021	2020
	S/(000)	S/(000)
Non-interest-bearing -
In Perú	45,909,164	44,037,934
In other countries	5,942,042	3,585,185
	51,851,206	47,623,119

Interest-bearing -
In Perú	86,987,254	82,907,313
In other countries	10,749,338	11,129,889
	97,736,592	94,037,202
Total	149,587,798	141,660,321

Schedule of detailed information of balances of time deposits by maturity
c)	The balance of time deposits classified by maturity is as follows:

	2021	2020
	S/(000)	S/(000)

Up to 3 months	14,133,476	13,750,133
From 3 months to 1 year	8,661,200	6,849,436
From 1 to 3 years	2,517,392	4,143,040
From 3 to 5 years	419,445	473,479
More than 5 years	2,936,607	2,905,006
Total	28,668,120	28,121,094